Risk Management - Summary of Effect of Conditional Master Netting and Similar Arrangements (Parenthetical) (Detail) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of offsetting of financial assets [abstract]
Accrued interest receivable	$ 892	$ 696
Accrued interest payable	1,114	1,061
Over-collateralized on OTC derivative assets	1,373	1,149
Over-collateralized on OTC derivative liabilities	627	526
Over-collateralized on securities lending and reverse purchase agreements	74	44
Over-collateralized on repurchase agreements	$ 0	$ 0